Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares UltraShort Telecommunications (the “Fund”)

Supplement dated September 16, 2015 to the Fund’s Statement of Additional Information dated October 1, 2014, as previously amended

(the “SAI”)

Effective immediately, all information pertaining to the Fund is hereby removed from the SAI.

Please retain this supplement for future reference.